Net Interest Income - Summary of Net Interest Income (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Interest and similar income:
Total interest and similar income	£ 2,633	£ 2,970
Interest expense and similar charges:
Total interest expense and similar charges	(1,079)	(1,302)
Net interest income	£ 1,554	£ 1,668